Equity-Based Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014	May 22, 2014	May 20, 2010	May 17, 2007
Williams Companies Incentive Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance		27,000,000				10,000,000	11,000,000	19,000,000
Shares available for future grants		17,000,000
Equity-based compensation expense		$ 53,000,000		$ 56,000,000	$ 44,000,000
Tax benefit from equity-based compensation expense		20,000,000		$ 21,000,000	17,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense		67,000,000
Estimated forfeitures under employee equity-based awards		$ 2,000,000
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years		1 year 11 months
Williams Companies Incentive Plan [Member] | Stock options [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		10 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Stock Options		$ 5,000,000
Rollforward of stock option activity and related information
Options Outstanding, Beginning Balance		5,700,000
Options, Granted		900,000
Options, Exercised		(300,000)
Options, Cancelled		(100,000)
Options Outstanding, Ending Balance		6,200,000		5,700,000
Options Exercisable at Period End		5,000,000
Options, Aggregate Intrinsic Value, Ending Balance		$ 28,000,000
Options, Aggregate Intrinsic Value, Exercisable at Period End		23,000,000
Total intrinsic value of options exercised		2,000,000		$ 37,000,000	48,000,000
Tax benefits realized on options exercised		1,000,000		13,000,000	18,000,000
Cash received from the exercise of options		$ 4,000,000		$ 20,000,000	$ 31,000,000
Stock Options Outstanding, Weighted Average Remaining Contractual Life		5 years 6 months
Stock Options Exercisable, Weighted Average Remaining Contractual Life		4 years 2 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options, Weighted Average Exercise Price, Beginning Balance		$ 31.51
Options, Weighted Average Exercise Price, Granted		24.99
Options, Weighted Average Exercise Price, Exercised		17.84
Options, Weighted Average Exercise Price, Cancelled		24.04
Options, Weighted Average Exercise Price, Ending Balance		31.32		$ 31.51
Options, Weighted Average Exercise Price, Exercisable at Period End		29.75
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year, per share		$ 7.90		$ 7.61	$ 7.50
Weighted-average assumptions:
Dividend yield		3.20%		4.80%	4.20%
Volatility		44.70%		27.80%	28.00%
Risk-free interest rate		1.20%		1.80%	2.20%
Expected life (years)		6 years		6 years	6 years 6 months
Duration Of Base Term For Peer Group Historical Volatility Measurement		10 years
Williams Companies Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units		$ 62,000,000
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance		3,400,000
Restricted Stock Units, Granted		1,500,000
Restricted Stock Units, Forfeited		(100,000)
Restricted Stock Units, Vested		(900,000)
Restricted Stock Units, Nonvested shares, Ending Balance		3,900,000		3,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance	[1]	$ 39.38
Weighted-average grant date fair value of restricted stock units granted during the year, per share		26.51	[1]	$ 40.15	$ 42.79
Restricted Stock Units, Forfeited, Weighted-Average Fair Value	[1]	38.18
Restricted Stock Units, Vested, Weighted-Average Fair Value	[1]	35.49
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance	[1]	$ 35.19		$ 39.38
Restricted Stock Units, Vested in Period, Fair Value		$ 32,000,000		$ 42,000,000	$ 27,000,000
Williams Companies Incentive Plan [Member] | Performance Shares [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Duration Of Postvesting Restriction On Sale		2 years
Rollforward of nonvested restricted stock unit activity and related information
Performance based nonvested restricted stock units as a percent of total nonvested restricted stock units outstanding		40.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Minimum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions		5.83%
Range of vested shares based on extent to which certain financial targets are achieved		0.00%
Williams Companies Incentive Plan [Member] | Performance Shares [Member] | Maximum [Member]
Rollforward of nonvested restricted stock unit activity and related information
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions		15.58%
Range of vested shares based on extent to which certain financial targets are achieved		500.00%
Employee Stock Purchase Plan [Member]
Equity-Based Compensation (Textuals) [Abstract]
Shares reserved for issuance						1,600,000		2,000,000
Shares available for future grants		1,400,000
Maximum annual amount for purchase of common stock per participant under employee stock purchase plan		$ 15,000
Number of shares eligible for employee to purchase per offering period		750
Percentage of purchase price is the lower of closing price of either the first or the last day of the offering period		85.00%
No. of shares purchases by employees		111,000
Average price of shares purchased		$ 23.93
Share Based Compensation Arrangement By Share Based Payment Award Duration Of Postvesting Restriction On Sale		1 year
Williams Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member]
Equity-Based Compensation (Textuals) [Abstract]
Equity-based compensation expense		$ 20,000,000		$ 29,000,000	$ 11,000,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized [Abstract]
Unrecognized equity-based compensation expense - Restricted Stock Units		11,000,000
Estimated forfeitures under employee equity-based awards		$ 1,000,000
Unrecognized equity-based compensation expense, Weighted-average period of recognition in years		1 year 2 months
Rollforward of nonvested restricted stock unit activity and related information
Restricted Stock Units, Nonvested shares, Beginning Balance		1,200,000
Restricted Stock Units, Granted		0		0
Restricted Stock Units, Forfeited		(100,000)
Restricted Stock Units, Vested		(500,000)
Restricted Stock Units, Nonvested shares, Ending Balance		600,000		1,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Beginning Balance		$ 55.93
Restricted Stock Units, Forfeited, Weighted-Average Fair Value		52.85
Restricted Stock Units, Vested, Weighted-Average Fair Value		59.09
Restricted Stock Units, Nonvested, Weighted-Average Fair Value, Ending Balance		$ 52.97		$ 55.93
Williams Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member] | Minimum [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year
Williams Partners Long Term Incentive Plan [Member] | Nonvested Restricted Stock Units [Member] | Maximum [Member]
Equity-Based Compensation (Textuals) [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years

[1]	Performance-based restricted stock units are valued utilizing a Monte Carlo valuation method using measures of total shareholder return. Certain of the performance-based restricted stock units are subject to a holding period of up to two years after the vesting date. Discounts for the restrictions of liquidity were applied to the estimated fair value at the date of certain awards and ranged from 5.83 percent to 15.58 percent. The discounts were developed using the Chaffe model and the Finnerty model. All other restricted stock units are valued at the grant-date market price. Restricted stock units generally vest after three years.